STOCK-BASED COMPENSATION - Stock Option and General Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Shares authorized for future stock incentive plan awards	11,339,741
Employee Stock Options
Options granted (in shares)	0	0	0
Options outstanding (in shares)	1,108,899
Options exercisable (in shares)	1,108,899
Options outstanding - weighted-average exercise price (in dollars per share)	$ 51.74
Options exercisable - weighted-average exercise price	$ 51.74
Options outstanding - weighted average remaining contractual life	2 years
Options exercisable - weighted average remaining contractual life	2 years
Minimum | Stock options
Employee Stock Options
Stock award vesting period	3 years
Maximum | Stock options
Employee Stock Options
Stock award expiration period	10 years